Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Deferred revenue
Summary of liabilities related to contracts with customers

DKK thousand	2020	2019

Deferred revenues at January 1	139,890	0
Customer payment received, cf. note 2.	0	177,315
Revenue recognized during the year	(42,881)	(37,425)
Total deferred revenue	97,769	139,890

Non-current deferred revenue	44,587	83,639
Current deferred revenue	53,182	56,251
	97,769	139,890